CURIAN VARIABLE SERIES TRUST
7601 Technology Way, Denver, Colorado 80237
(877) 847-4143

July 12, 2013

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Re:	Curian Variable Series Trust (the “Trust”)
File Nos. 333-177369 and 811-22613

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated July 1, 2013, filed pursuant to Rule 497(e), for the following Funds, which are funds of the above mentioned Trust:

Curian/PineBridge Merger Arbitrage Fund

Curian/Van Eck International Gold Fund

If you have any questions concerning this filing, please contact me at (312) 730-9721.

Very truly yours,

/s/ Diana R. Gonzalez

Diana R. Gonzalez

enc.